Post Employment Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefits to variations	100.00%
Discount rate assumes a increase	$ 3,992,164	$ 4,395,042
Discount rate assumes a decrease	$ 3,764,660	$ 3,962,426
Weighted average term	6 years 10 months 20 days
Term of commitments	10 years
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 7,574,650
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	5 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	15 years